UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000
Date of fiscal year end: April 30
Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 94.7%
Argentina: 0.3%
$100,000	Pan American Energy, LLC 7.88%, 05/07/21 (c) Reg S	$94,250

Austria: 2.3%
450,000	OGX Austria GmbH 8.50%, 06/01/15 (c) 144A	421,875
400,000	Sappi Papier Holding GmbH 8.38%, 06/15/15 (c) 144A	453,500

		875,375

Barbados: 0.4%
125,000	Columbus International, Inc. 11.50%, 11/20/14 (c) Reg S	140,625

Bermuda: 4.1%
300,000	Alliance Oil Co. Ltd. 9.88%, 03/11/15 Reg S	331,875
150,000	China Oriental Group Co. Ltd. 8.00%, 08/18/15 144A	153,375
	Digicel Group Ltd.
700,000	8.25%, 09/30/16 (c) 144A	784,000
250,000	10.50%, 04/15/14 (c) Reg S	281,250

		1,550,500

Brazil: 1.7%
450,000	Banco do Brasil S.A. 9.25%, 04/15/23 (c) Reg S	541,125
100,000	Centrais Eletricas Brasileiras S.A. 6.88%, 07/30/19 144A	115,750

		656,875

British Virgin Islands: 2.8%
250,000	CITIC Resources Finance 2007 Ltd. 6.75%, 05/15/14 (c) Reg S	263,125
200,000	Franshion Development Ltd. 6.75%, 04/15/21 (c) 144A	216,700
200,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 (c) 144A	195,176
200,000	RKI Finance 2010 Ltd. 9.50%, 09/21/13 (c)	212,356
150,000	Star Energy Geothermal Wayang Windu Ltd. 11.50%, 03/25/13 (c) Reg S	160,500

		1,047,857

Canada: 0.5%
150,000	Pacific Rubiales Energy Corp. 7.25%, 12/12/16 (c) 144A	175,650

Cayman Islands: 16.2%
600,000	Agile Property Holdings Ltd. 8.88%, 04/28/14 (c) Reg S	636,000
	China Shanshui Cement Group Ltd.
100,000	10.50%, 04/27/15 (c) Reg S	113,500
200,000	10.50%, 04/27/15 (c) 144A	227,000
700,000	Country Garden Holdings Co. Ltd. 11.13%, 02/23/15 (c) Reg S	796,250
500,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 Reg S	546,250
325,000	Evergrande Real Estate Group Ltd. 13.00%, 01/27/15 (c) Reg S	351,813
	Fibria Overseas Finance Ltd.
150,000	6.75%, 03/03/16 (c) Reg S	166,500
250,000	7.50%, 05/04/15 (c) 144A	276,250
100,000	Jafz Sukuk Ltd. 7.00%, 06/19/19 Reg S	115,500
125,000	JBS Finance II Ltd. 8.25%, 01/29/15 (c) 144A	136,250
200,000	Kaisa Group Holdings Ltd. 13.50%, 04/28/13 (c) Reg S	218,000
200,000	KWG Property Holding Ltd. 12.75%, 03/30/14 (c) Reg S	222,609
	Longfor Properties Co. Ltd.
200,000	9.50%, 04/07/14 (c) Reg S	218,500
200,000	9.50%, 04/07/14 (c) 144A	218,500
250,000	Marfrig Overseas Ltd. 9.50%, 05/04/15 (c) 144A	239,375
300,000	MCE Finance Ltd. 10.25%, 05/15/14 (c)	352,830
200,000	MIE Holdings Corp. 9.75%, 05/12/14 (c) Reg S	218,000
200,000	Mongolian Mining Corp. 8.88%, 03/29/15 (c) Reg S	206,000
300,000	Nile Finance Ltd. 5.25%, 08/05/15 Reg S	294,750
	Shimao Property Holdings Ltd.
100,000	8.00%, 03/25/13 (c) Reg S	103,750
250,000	9.65%, 08/03/14 (c) Reg S	270,988
200,000	SOHO China Ltd. 5.75%, 11/07/15 (c) Reg S	197,576

		6,126,191

Chile: 1.0%
100,000	Automotores Gildemeister S.A. 8.25%, 05/24/16 (c) 144A	112,000
280,668	Inversiones Alsacia S.A. 8.00%, 02/18/15 (c) Reg S	282,422

		394,422

China / Hong Kong: 2.5%
250,000	China Resources Power East Foundation Co. Ltd. 7.25%, 05/09/16 (c)	257,280
650,000	Citic Pacific Ltd. 6.88%, 01/21/18 Reg S	686,214

		943,494

Colombia: 2.2%
200,000	Banco Davivienda S.A. 5.88%, 07/09/22 144A	210,500
125,000	Bancolombia S.A. 6.13%, 07/26/20	139,063
200,000	Colombia Telecomunicaciones S.A. E.S.P. 5.38%, 09/27/17 (c) 144A	201,500
250,000	Transportadora de Gas Internacional S.A. E.S.P. 5.70%, 03/20/17 (c) Reg S	281,250

		832,313

India: 1.4%
500,000	ICICI Bank Ltd. 6.38%, 04/30/17 (c) Reg S	520,000

Indonesia: 3.1%
225,000	Adaro Indonesia PT 7.63%, 10/22/14 (c) 144A	249,750
250,000	Gajah Tunggal Tbk PT 7.75%, 02/06/16 (c) 144A	250,625
600,000	Perusahaan Listrik Negara PT 5.50%, 11/22/21 Reg S	672,000

		1,172,375

Ireland: 4.4%
550,000	Alfa Bank OJSC Via Alfa Bond Issuance Plc 7.88%, 09/25/17 Reg S	625,625
200,000	Bank of Moscow via BOM Capital PL 6.70%, 03/11/15 Reg S	212,240
100,000	Gazprombank OJSC Via GPB Eurobond Finance Plc 7.25%, 05/03/19 Reg S	109,000
450,000	Raspadskaya OJSC Via Raspadskaya Securities Ltd. 7.75%, 04/27/17 144A	482,737
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.13%, 04/30/18 Reg S	238,500

		1,668,102

Israel: 2.2%
	Israel Electric Corp. Ltd.
550,000	7.25%, 01/15/19 (c) Reg S	619,506
200,000	7.25%, 01/15/19 (c) 144A	225,275

		844,781

Kazakhstan: 2.4%
250,000	ATF Bank JSC 9.00%, 05/11/16 Reg S	246,588
	Halyk Savings Bank of Kazakhstan JSC
100,000	7.25%, 05/03/17 Reg S	111,250
100,000	7.25%, 05/03/17 144A	111,250
100,000	9.25%, 10/16/13 Reg S	103,691
350,000	Kazkommertsbank JSC 7.50%, 11/29/16 Reg S	340,515

		913,294

Luxembourg: 5.1%
250,000	ALROSA Finance S.A. 7.75%, 11/03/20 Reg S	295,000
450,000	Evraz Group S.A. 7.40%, 04/24/17 (c) Reg S	487,125
	MHP S.A.
100,000	10.25%, 04/29/15 (c) Reg S	106,000
125,000	10.25%, 04/29/15 (c) 144A	132,500
	Severstal OAO Via Steel Capital S.A.
100,000	6.70%, 10/25/17 Reg S	110,300
200,000	6.70%, 10/25/17 144A	220,600
200,000	TMK OAO Via TMK Capital S.A. 7.75%, 01/27/18 Reg S	213,770
350,000	Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A. 5.19%, 10/13/15 Reg S	368,375

		1,933,670

Mexico: 4.7%
300,000	Axtel S.A.B. de C.V. 9.00%, 09/22/14 (c) Reg S	219,000
	Cemex S.A.B. de C.V.
300,000	9.00%, 01/11/15 (c) 144A	325,500
200,000	9.50%, 06/15/16 (c) 144A	225,750
125,000	Desarrolladora Homex S.A.B. de C.V. 9.75%, 03/25/16 (c) 144A	130,625
200,000	Empresas ICA S.A.B. de C.V. 8.90%, 02/04/16 (c) Reg S	212,000
250,000	Grupo Elektra S.A. de C.V. 7.25%, 08/06/15 (c) Reg S	265,313
200,000	Grupo KUO S.A.B. de C.V. 6.25%, 12/04/17 (c) 144A	217,000
200,000	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.50%, 01/21/15 (c) Reg S	168,000

		1,763,188

Mongolia: 1.0%
350,000	Development Bank of Mongolia, LLC 5.75%, 03/21/17 Reg S	366,162

Netherlands: 8.9%
100,000	DTEK Finance B.V. 9.50%, 04/28/15 Reg S	103,500
225,000	GT 2005 Bonds B.V. 10.25%, 07/21/14 (c)	226,125
250,000	GTB Finance B.V. 7.50%, 05/19/16 Reg S	269,375
100,000	Indosat Palapa Co. B.V. 7.38%, 07/29/15 (c) 144A	113,500
250,000	Intergas Finance B.V. 6.38%, 05/14/17 Reg S	283,750
600,000	Majapahit Holding B.V. 8.00%, 08/07/19 Reg S	759,000
300,000	Metinvest B.V. 8.75%, 02/14/18 Reg S	305,865
700,000	VimpelCom Holdings B.V. 7.50%, 03/01/22 Reg S	799,750
300,000	WPE International Cooperatief UA 10.38%, 09/30/15 (c) Reg S	279,000
200,000	Zhaikmunai International B.V. 7.13%, 11/13/16 (c) 144A	215,500

		3,355,365

Panama: 0.5%
200,000	AES El Salvador Trust 6.75%, 02/01/16 Reg S	206,000

Philippines: 2.1%
	Power Sector Assets & Liabilities Management Corp.
100,000	6.88%, 11/02/16 Reg S	118,000
100,000	7.25%, 05/27/19 Reg S	128,000
400,000	7.39%, 12/02/24 Reg S	551,000

		797,000

Singapore: 2.0%
100,000	Bakrie Telecom Pte. Ltd. 11.50%, 05/07/13 (c) Reg S	59,500
200,000	Berau Capital Resources Pte Ltd. 12.50%, 07/08/13 (c) Reg S	217,000
300,000	Bumi Investment Pte Ltd. 10.75%, 10/06/14 (c) 144A	258,000
200,000	STATS ChipPAC Ltd. 7.50%, 08/12/13 (c) Reg S	212,750

		747,250

South Korea: 0.7%
250,000	Woori Bank Co. Ltd. 6.21%, 05/02/17 (c) Reg S	270,000

Spain: 1.3%
	Cemex Espana Luxembourg
150,000	9.25%, 05/12/15 (c) Reg S	162,750
150,000	9.88%, 04/30/16 (c) Reg S	169,125
150,000	9.88%, 04/30/16 (c) 144A	169,125

		501,000

Sweden: 0.6%
200,000	Eileme 2 AB 11.63%, 01/31/16 (c) Reg S	237,500

Turkey: 3.0%
450,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	504,000
200,000	FinansBank AS 5.15%, 11/01/17 Reg S	205,500
200,000	Turkiye Is Bankasi 6.00%, 10/24/22 144A	211,000
200,000	Turkiye Vakiflar Bankasi Tao 6.00%, 11/01/22 144A	209,130

		1,129,630

Ukraine: 1.8%
	Financing of Infrastrucural Projects State Enterprise
100,000	7.40%, 04/20/18 Reg S	97,279
200,000	7.40%, 04/20/18 144A	195,000
375,000	National JSC Naftogaz of Ukraine 9.50%, 09/30/14	387,187

		679,466

United Arab Emirates: 0.3%
100,000	Dubai Electricity & Water Authority 8.50%, 04/22/15 Reg S	112,500

United Kingdom: 4.1%
325,000	Atlantic Finance Ltd. 10.75%, 05/27/14 Reg S	355,063
100,000	Oschadbank Via SSB #1 Plc 8.25%, 03/10/16	98,920
200,000	Ukreximbank Via Biz Finance Plc 8.38%, 04/27/15 Reg S	202,250
775,000	Vedanta Resources Plc 8.25%, 06/07/21 144A	899,000

		1,555,233

United States: 3.0%
	Cemex Finance, LLC
400,000	9.38%, 10/12/17 (c) 144A	454,000
375,000	9.50%, 12/14/13 (c) 144A	402,187
250,000	JBS USA LLC / JBS USA Finance, Inc. 7.25%, 06/01/15 (c) 144A	260,938

		1,117,125

Venezuela: 8.1%
300,000	CA La Electricidad de Caracas 8.50%, 04/10/18 (c)	270,750
	Petroleos de Venezuela S.A.
650,000	4.90%, 10/28/14	622,375
200,000	5.00%, 10/28/15	183,500
400,000	5.38%, 04/12/27 (c) Reg S	290,000
625,000	12.75%, 02/17/22 (c) 144A	710,937
	Petróleos de Venezuela S.A.
825,000	8.50%, 11/02/17 (c) 144A	810,562
200,000	9.00%, 11/17/21 (c) Reg S	191,000

		3,079,124

Total Corporate Bonds (Cost: $34,424,575)		35,806,317

GOVERNMENT OBLIGATIONS: 2.0%
Argentina: 2.0%
225,000	City of Buenos Aires, Argentina 12.50%, 04/06/15 Reg S	218,250
	Provincia de Buenos Aires, Argentina
225,000	10.88%, 01/26/21 Reg S	164,250
425,000	11.75%, 10/05/15 Reg S	354,875

Total Government Obligations (Cost: $755,469)		737,375

Total Investments: 96.7% (Cost: $35,180,044)		36,543,692
Other assets less liabilities: 3.3%		1,259,716

NET ASSETS: 100.0%		$37,803,408

USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $11,617,892, or 30.7% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	11.6%	$4,248,905
Communications	8.4	3,075,125
Consumer, Cyclical	3.3	1,206,893
Consumer, Non-cyclical	3.0	1,087,419
Diversified	0.6	217,000
Energy	18.4	6,714,073
Financial	28.8	10,549,146
Government	5.2	1,899,816
Industrial	10.0	3,650,254
Technology	0.6	212,750
Utilities	10.1	3,682,311

	100.0%	$36,543,692

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$35,806,317	$—	$35,806,317
Government Obligations*	—	737,375	—	737,375

Total	$—	$36,543,692	$—	$36,543,692

*	See Schedule of Investments for security type and geographic sector breakouts.

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

	Principal Amount		Value

CORPORATE BONDS: 12.0%
Brazil: 4.6%
BRL	25,684,000	Banco do Brasil S.A. 9.75%, 07/18/17 † Reg S	$14,687,085
	16,078,000	Banco Safra Cayman Islands Ltd. 10.88%, 04/03/17 Reg S	8,749,465
	57,992,000	Banco Safra S.A. 10.25%, 08/08/16 Reg S	31,121,285
	9,470,000	Cia Energetica de Sao Paulo (TIPS) 13.43%, 01/15/15 Reg S	7,120,535

			61,678,370

Germany: 0.7%
		Landwirtschaftliche Rentenbank
MXN	43,980,000	7.64%, 04/05/13	3,477,117
	70,670,000	8.50%, 02/22/16	6,194,181

			9,671,298

Ireland: 2.9%
RUB	1,191,300,000	RusHydro JSC via RusHydro Finance Ltd. 7.88%, 10/28/15	39,540,988

Netherlands: 0.2%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
MXN	24,360,000	6.69%, 10/05/15 ^	1,711,101
	14,730,000	9.20%, 09/28/15	1,297,914

			3,009,015

Russia: 0.2%
RUB	75,400,000	Federal Hydrogenerating Co. JSC 8.00%, 04/18/16 (p)	2,502,385

South Africa: 3.4%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	597,094
	224,000,000	9.25%, 04/20/18	28,472,923
	57,330,000	Eskom Holdings SOC Ltd. 8.91%, 08/18/27 ^	1,868,183
		Transnet Ltd.
	4,500,000	10.50%, 09/17/20	590,482
	105,900,000	10.80%, 11/06/23	14,331,812

			45,860,494

Total Corporate Bonds (Cost: $168,780,063)			162,262,550

GOVERNMENT OBLIGATIONS: 84.3%
Brazil: 4.9%
		Brazil Letras do Tesouro Nacional
BRL	3,500,000	2.77%, 04/01/14 ^	1,620,268
	7,760,000	3.05%, 01/01/14 ^	3,658,872
	4,200,000	5.93%, 07/01/14 ^	1,906,047
	2,700,000	6.49%, 07/01/16 ^	1,020,011
	16,200,000	7.67%, 01/01/15 ^	7,027,357
	25,100,000	7.78%, 01/01/16 ^	9,931,370
	19,300,000	7.96%, 04/01/15 ^	8,191,371
	3,100,000	8.62%, 04/01/13 ^	1,542,293
		Brazil Notas do Tesouro Nacional, Series F
	13,300,000	10.00%, 01/01/14	6,847,413
	3,100,000	10.00%, 01/01/15	1,618,575
	12,600,000	10.00%, 01/01/17	6,600,139
	3,100,000	10.00%, 01/01/18	1,625,330
	9,500,000	10.00%, 01/01/21	4,938,910
	3,900,000	10.00%, 01/01/23	2,021,641
		Brazilian Government International Bonds
	2,450,000	8.50%, 01/05/24	1,410,240
	7,230,000	10.25%, 01/10/28	4,579,630
	2,860,000	12.50%, 01/05/22 †	2,059,597

			66,599,064

Chile: 2.9%
CLP	16,516,000,000	Chilean Government International Bond 5.50%, 08/05/20	39,347,508

Colombia: 3.4%
		Colombian Government International Bonds
COP	2,836,000,000	4.38%, 12/21/22 (c)	1,634,440
	21,312,000,000	7.75%, 04/14/21	15,086,368
	30,302,000,000	12.00%, 10/22/15	20,567,057
	10,182,000,000	Republic of Colombia 9.85%, 06/28/27	8,853,439

			46,141,304

Hungary: 4.3%
		Hungarian Government Bonds
HUF	744,280,000	5.50%, 02/12/14	3,469,110
	383,160,000	5.50%, 02/12/16	1,782,409
	308,910,000	6.00%, 11/24/23 †	1,393,965
	910,370,000	6.50%, 06/24/19	4,350,974
	117,410,000	6.75%, 02/12/13	544,610
	609,230,000	6.75%, 08/22/14	2,898,950
	2,034,190,000	6.75%, 02/24/17 †	9,794,757
	1,427,890,000	6.75%, 11/24/17	6,901,304
	1,788,120,000	7.00%, 06/24/22	8,736,663
	92,880,000	7.50%, 10/24/13	438,014
	847,950,000	7.50%, 11/12/20 †	4,300,872
	1,024,130,000	7.75%, 08/24/15	5,013,857
	1,661,740,000	8.00%, 02/12/15	8,140,675

			57,766,160

Indonesia: 7.2%
		Indonesian Treasury Bonds
IDR	3,000,000,000	6.38%, 04/15/42	305,584
	5,425,000,000	6.63%, 05/15/33	577,289
	24,394,000,000	7.00%, 05/15/27	2,705,976
	25,549,000,000	7.38%, 09/15/16	2,866,837
	11,238,000,000	8.25%, 07/15/21	1,386,737
	29,728,000,000	8.25%, 06/15/32	3,640,068
	15,925,000,000	8.38%, 09/15/26	1,974,365
	24,375,000,000	9.50%, 06/15/15	2,781,025
	25,488,000,000	9.50%, 07/15/23	3,420,136
	20,656,000,000	9.50%, 07/15/31	2,830,385
	23,692,000,000	9.75%, 05/15/37	3,374,434
	36,458,000,000	10.00%, 07/15/17	4,523,626
	35,072,000,000	10.00%, 09/15/24	4,830,786
	13,782,000,000	10.00%, 02/15/28	1,928,702
	42,728,000,000	10.25%, 07/15/22	5,933,134
	106,129,000,000	10.25%, 07/15/27	15,073,467
	67,631,000,000	10.50%, 08/15/30	9,972,260
	11,812,000,000	10.50%, 07/15/38	1,801,169
	17,628,000,000	10.75%, 05/15/16	2,145,914
	1,528,000,000	11.00%, 11/15/20	214,562
	99,848,000,000	11.00%, 09/15/25	14,746,873
	30,907,000,000	11.50%, 09/15/19	4,307,960
	38,947,000,000	11.60%, 08/15/18	5,290,030
	6,387,000,000	12.80%, 06/15/21	986,986

			97,618,305

Malaysia: 8.6%
		Malaysian Government Bonds
MYR	5,000,000	3.20%, 10/15/15	1,613,019
	6,782,000	3.21%, 05/31/13	2,183,924
	13,450,000	3.31%, 10/31/17	4,344,034
	14,420,000	3.42%, 08/15/22	4,609,689
	16,284,000	3.43%, 08/15/14	5,269,695
	14,348,000	3.46%, 07/31/13	4,627,565
	1,760,000	3.49%, 03/31/20	567,992
	3,780,000	3.58%, 09/28/18	1,232,971
	4,291,000	3.70%, 05/15/13	1,383,568
	5,264,000	3.70%, 02/25/13	1,694,939
	16,477,000	3.74%, 02/27/15	5,372,419
	22,198,000	3.81%, 02/15/17	7,316,088
	18,880,000	3.84%, 08/12/15	6,184,503
	6,620,000	4.01%, 09/15/17	2,202,182
	4,510,000	4.13%, 04/15/32	1,493,787
	19,120,000	4.16%, 07/15/21	6,421,803
	3,269,000	4.23%, 06/30/31	1,101,129
	16,161,000	4.24%, 02/07/18	5,436,613
	8,830,000	4.26%, 09/15/16	2,949,050
	47,745,000	4.38%, 11/29/19	16,248,129
	37,077,000	4.39%, 04/15/26	12,850,277
	13,649,000	5.09%, 04/30/14	4,501,069
	43,353,000	5.73%, 07/30/19	15,839,431

			115,443,876

Mexico: 6.0%
		Mexican Government International Bonds
MXN	19,360,000	5.00%, 06/15/17	1,546,245
	20,000,000	6.00%, 06/18/15	1,631,881
	67,680,000	6.25%, 06/16/16	5,601,087
	45,350,000	6.50%, 06/10/21	3,937,591
	12,500,000	7.00%, 06/19/14	1,021,689
	82,298,300	7.50%, 06/03/27	7,728,422
	2,665,600	7.75%, 12/14/17	237,941
	65,276,000	7.75%, 05/29/31	6,217,130
	32,650,000	7.75%, 11/13/42	3,136,052
	32,259,900	8.00%, 06/11/20	3,054,163
	2,262,000	8.00%, 12/07/23	220,232
	24,171,700	8.50%, 12/13/18	2,271,709
	100,064,000	8.50%, 05/31/29	10,185,150
	115,323,900	8.50%, 11/18/38	11,931,331
	6,570,000	10.00%, 12/05/24	737,729
	177,237,000	10.00%, 11/20/36	20,768,464

			80,226,816

Nigeria: 3.0%
		Nigerian Government Bonds
NGN	1,951,080,000	7.00%, 10/23/19	10,139,657
	1,106,350,000	10.50%, 03/18/14	7,023,897
	1,429,370,000	15.10%, 04/27/17	10,432,627
	1,496,360,000	16.39%, 01/27/22	12,297,480

			39,893,661

Peru: 2.8%
		Peruvian Government Bonds
PEN	18,938,000	6.90%, 08/12/37	9,384,203
	6,630,000	6.95%, 08/12/31	3,249,844
	25,143,000	7.84%, 08/12/20	12,310,761
	13,705,000	8.20%, 08/12/26	7,475,720
	9,360,000	8.60%, 08/12/17	4,568,420
	2,326,000	9.91%, 05/05/15	1,063,044

			38,051,992

Philippines: 3.1%
		Philippine Government International Bonds
PHP	102,000,000	3.90%, 11/26/22	2,703,941
	616,000,000	4.95%, 01/15/21	17,490,509
	686,000,000	6.25%, 01/14/36	21,528,833

			41,723,283

Poland: 9.5%
		Polish Government Bonds
PLN	4,660,000	3.55%, 07/25/14 ^	1,437,632
	17,760,000	4.60%, 01/25/14 ^	5,562,194
	17,700,000	4.75%, 10/25/16	6,012,987
	22,240,000	4.75%, 04/25/17	7,573,989
	12,786,000	5.00%, 10/24/13	4,176,840
	17,821,000	5.00%, 04/25/16	6,061,287
	14,968,000	5.25%, 04/25/13	4,851,961
	23,653,000	5.25%, 10/25/17	8,257,815
	26,738,000	5.25%, 10/25/20	9,566,178
	39,024,000	5.50%, 04/25/15	13,191,298
	17,971,000	5.50%, 10/25/19	6,482,467
	22,992,000	5.75%, 04/25/14	7,645,613
	64,640,000	5.75%, 10/25/21	23,895,435
	24,414,000	5.75%, 09/23/22	9,084,376
	38,895,000	6.25%, 10/24/15	13,504,128

			127,304,200

Russia: 5.1%
		Russian Federal Bonds - OFZ
RUB	127,563,000	6.88%, 07/15/15	4,341,313
	90,935,000	6.90%, 08/03/16	3,120,100
	91,249,000	7.10%, 03/13/14	3,087,094
	15,533,000	7.35%, 01/20/16	538,445
	247,496,000	7.40%, 06/14/17	8,657,167
	287,987,000	7.50%, 03/15/18	10,198,003
	355,920,000	7.50%, 02/27/19	12,575,380
	213,302,000	7.60%, 04/14/21	7,625,225
	179,080,000	7.60%, 07/20/22	6,398,857
	38,201,000	8.10%, 11/26/14	1,325,337
	147,570,000	8.15%, 02/03/27	5,467,886
	58,055,000	11.20%, 12/17/14	2,120,832
	21,344,000	12.00%, 03/27/13	720,005
	55,000,000	Russian Foreign Bond - Eurobond 7.85%, 03/10/18 Reg S	1,996,860

			68,172,504

South Africa: 5.3%
		South African Government Bonds
ZAR	56,154,000	6.25%, 03/31/36	5,033,490
	46,624,000	6.50%, 02/28/41	4,249,378
	94,073,804	6.75%, 03/31/21	10,705,067
	60,696,000	7.00%, 02/28/31	6,230,371
	117,475,000	7.25%, 01/15/20	13,814,055
	22,231,000	7.50%, 01/15/14	2,543,350
	13,507,000	8.00%, 12/21/18	1,658,061
	20,990,000	8.25%, 09/15/17	2,584,196
	109,567,000	10.50%, 12/21/26	15,626,178
	64,234,800	13.50%, 09/15/15	8,605,974

			71,050,120

Supranational: 4.0%

MXN	11,960,000	Asian Development Bank 6.55%, 01/28/15	976,474
	6,000,000	European Bank for Reconstruction & Development 7.30%, 08/20/13	474,653
	6,730,000	European Investment Bank 5.33%, 09/01/15 ^	482,210
HUF	1,417,600,000	6.50%, 01/05/15	6,968,817
ZAR	33,760,000	8.00%, 10/21/13 †	3,852,117
	7,995,000	8.50%, 11/04/14	945,240
	2,890,000	9.00%, 12/21/18	368,435
BRL	9,570,000	9.51%, 10/22/19 ^#	2,874,223
MXN	168,510,000	Inter-American Development Bank 8.00%, 01/26/16	14,863,947
	36,800,000	International Bank for Reconstruction & Development 5.00%, 07/01/13	2,926,636
	117,710,000	6.50%, 09/11/13	9,449,258
BRL	300,000	9.50%, 03/02/17	165,353
MXN	117,060,000	International Finance Corp. 6.00%, 01/28/16	9,821,748

			54,169,111

Sweden: 0.3%
MXN	44,960,000	Kommuninvest I Sverige 7.20%, 07/07/14	3,641,693

Thailand: 5.8%
		Thailand Government Bonds
THB	51,420,000	2.80%, 10/10/17	1,696,939
	154,279,000	3.13%, 12/11/15	5,195,948
	230,250,000	3.25%, 06/16/17	7,758,707
	57,730,000	3.45%, 03/08/19	1,950,325
	5,000,000	3.58%, 12/17/27	159,583
	240,500,000	3.63%, 05/22/15	8,188,775
	134,855,000	3.63%, 06/16/23	4,514,481
	167,750,000	3.65%, 12/17/21	5,673,511
	111,610,000	3.85%, 12/12/25	3,744,894
	280,524,000	3.88%, 06/13/19	9,693,995
	149,454,000	4.13%, 11/18/16	5,200,328
	1,471,000	4.25%, 03/13/13	49,403
	110,850,000	4.75%, 12/20/24	4,064,742
	8,395,000	4.88%, 06/22/29	306,975
	31,240,000	5.00%, 12/03/14	1,086,677
	142,637,000	5.13%, 03/13/18	5,209,317
	33,365,000	5.25%, 07/13/13	1,130,875
	212,618,000	5.25%, 05/12/14	7,343,820
	30,186,000	5.40%, 07/27/16	1,090,804
	30,977,000	5.50%, 03/13/23	1,202,345
	23,507,000	5.63%, 01/12/19	886,270
	52,214,000	5.85%, 03/31/21	2,042,249
	10,492,000	6.15%, 07/07/26	434,363

			78,625,326

Turkey: 8.1%
		Turkish Government Bonds
TRY	9,830,000	7.50%, 09/24/14	5,751,816
	2,380,000	8.00%, 01/29/14	1,386,112
	17,690,000	8.00%, 06/04/14	10,373,052
	7,726,000	8.00%, 10/09/13	4,466,683
	6,140,000	8.50%, 09/14/22	3,942,431
	19,150,000	9.00%, 01/27/16	11,762,592
	10,470,000	9.00%, 03/08/17	6,550,074
	14,498,000	9.50%, 01/12/22	9,797,750
	12,631,000	10.00%, 04/10/13	7,260,797
	3,680,000	10.00%, 12/04/13	2,175,658
	12,165,000	10.00%, 06/17/15	7,524,029
	854,000	10.07%, 02/20/13 ^	484,094
	36,297,000	10.50%, 01/15/20	25,142,342
	20,151,000	11.00%, 08/06/14	12,343,075
	500,000	11.40%, 07/17/13 ^	277,500

			109,238,005

Total Government Obligations (Cost: $1,094,938,846)			1,135,012,928

	Number of Shares

MONEY MARKET FUND: 1.3% (Cost: $17,536,660)
	17,536,660	Dreyfus Government Cash Management Fund	17,536,660

Total Investments Before Collateral for Securities Loaned: 97.6% (Cost: $1,281,255,569)			1,314,812,138

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.9% (Cost: $11,443,335)
	11,443,335	Bank of New York Overnight Government Fund 0.00%,	11,443,335

Total Investments: 98.5% (Cost: $1,292,698,904)			1,326,255,473
Other assets less liabilities: 1.5%			20,552,227

NET ASSETS: 100.0%			$1,346,807,700

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $10,887,537.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,874,223 which represents 0.2% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Financial	5.1%	$67,238,148
Government	86.3	1,135,012,928
Industrial	1.2	14,922,294
Utilities	6.1	80,102,108
Money Market Fund	1.3	17,536,660

	100.0%	$1,314,812,138

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$162,262,550	$—	$162,262,550
Government Obligations*	—	1,135,012,928	—	1,135,012,928
Money Market Funds	28,979,995	—	—	28,979,995

Total	$28,979,995	$1,297,275,478	$—	$1,326,255,473

*	See Schedule of Investments for security type and geographic sector breakouts.

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 98.4%
Cayman Islands: 1.7%
$100,000	Mizuho Capital Investment 1 Ltd. 6.69%, 06/30/16 (c) Reg S	$110,181
60,000	Mizuho Capital Investment 2 Ltd. 14.95%, 06/30/14 (c) Reg S	70,524

		180,705

Finland: 1.8%
100,000	Nokia OYJ 5.38%, 05/15/19 (c)	96,250
100,000	UPM-Kymmene OYJ 7.45%, 11/26/27 (c) 144A	97,500

		193,750

France: 3.8%
	Credit Agricole S.A.
100,000	6.64%, 05/31/17 (c) Reg S	92,503
100,000	8.38%, 10/13/19 (c) 144A	109,625
200,000	Lafarge S.A. 6.20%, 07/09/15 (c) 144A	213,458

		415,586

Luxembourg: 8.3%
	AcrelorMittal
200,000	5.75%, 08/05/20 (c)	210,051
350,000	6.00%, 03/01/21 (c)	368,487
200,000	6.13%, 06/01/18 (c)	213,781
100,000	7.25%, 03/01/41 (c)	100,123

		892,442

Netherlands: 1.0%
100,000	EDP Finance B.V. 6.00%, 02/02/18 (c) Reg S	106,125

Norway: 4.8%
	Eksportfinans ASA
255,000	2.00%, 09/15/15	244,316
85,000	2.38%, 05/25/16	81,220
200,000	3.00%, 11/17/14	199,049

		524,585

United Kingdom: 10.0%
100,000	Barclays Bank PLC Perpetual 6.28%, 12/15/34 (c)	97,250
200,000	Hanson Ltd. 6.13%, 08/15/16 (c)	220,000
100,000	HBOS Capital Funding No. 2 LP 6.07%, 06/30/14 (c) Reg S	88,500
200,000	HBOS Plc 6.75%, 05/21/18 144A	220,250
	Royal Bank of Scotland Group Plc
200,000	5.00%, 10/01/14	206,520
150,000	5.05%, 01/08/15	155,151
100,000	7.64%, 09/29/17 (c)	93,000

		1,080,671

United States: 67.0%
100,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	78,500
	Ally Financial, Inc.
100,000	6.75%, 12/01/14	108,500
200,000	8.00%, 11/01/31	251,500
200,000	Ameren Energy Generating Co. 7.95%, 06/01/32 (c)	122,000
	CenturyLink, Inc.
100,000	5.15%, 06/15/17 (c)	107,508
100,000	7.60%, 09/15/39 (c)	102,429
200,000	Clear Channel Communications, Inc. 4.90%, 05/15/15 (c)	178,000
100,000	Commercial Metals Co. 6.50%, 07/15/17 (c)	108,000
200,000	El Paso Corp. 7.75%, 01/15/32 (c)	236,156
200,000	Embarq Corp. 8.00%, 06/01/36 (c)	220,494
150,000	Fifth Third Capital Trust IV 6.50%, 04/15/17 (c)	150,375
300,000	Frontier Communications Corp. 9.00%, 08/15/31 (c)	327,000
100,000	Glen Meadow Pass-Through Trust 6.51%, 02/15/17 (c) 144A	93,250
100,000	Hartford Financial Services Group, Inc. 8.13%, 06/15/18 (c)	116,250
100,000	HCA, Inc. 7.50%, 11/15/95	89,750
100,000	Health Management Associates, Inc. 6.13%, 04/15/16 (c)	110,500
100,000	International Lease Finance Corp. 5.65%, 06/01/14	105,125
100,000	iStar Financial, Inc. 5.88%, 03/15/16 (c)	102,500
300,000	JC Penney Corp., Inc. 6.38%, 10/15/36	228,750
200,000	Ltd Brands, Inc. 6.90%, 07/15/17 (c)	231,500
300,000	Masco Corp. 6.13%, 10/03/16 (c)	336,367
100,000	Mirant Americas 9.13%, 05/01/31 (c)	111,500
100,000	New Albertsons, Inc. 8.00%, 05/01/31 (c)	70,000
150,000	NGPL Pipeco LLC 7.12%, 12/15/17 (c) 144A	164,250
100,000	Nuveen Investments, Inc. 5.50%, 09/15/15 (c)	97,500
63,882	PPL Ironwood LLC 8.86%, 11/30/25 (c)	83,366
100,000	PulteGroup, Inc. 7.63%, 10/15/17	118,000
300,000	Regions Bank 6.45%, 06/26/37	322,125
100,000	Reynolds Group Issuer, Inc. 9.00%, 10/15/14 (c)	106,000
200,000	Rockies Express Pipeline LLC 6.85%, 07/15/18 (c) Reg S	208,000
200,000	RR Donnelley & Sons Co. 6.13%, 01/15/17 (c)	199,000
150,000	Ryland Group, Inc. 6.63%, 05/01/20 (c)	168,375
	Springleaf Finance Corp.
100,000	5.40%, 12/01/15	98,750
200,000	6.90%, 12/15/17	191,550
	Sprint Capital Corp.
200,000	6.88%, 11/15/28 (c)	203,000
100,000	6.90%, 05/01/19 (c)	109,250
200,000	8.75%, 03/15/32 (c)	237,000
200,000	Sprint Nextel Corp. 6.00%, 12/01/16 (c)	216,500
70,000	Toll Brothers Finance Corp. 6.75%, 11/01/19 (c)	83,149
300,000	Toys R Us, Inc. 7.38%, 10/15/18 (c)	262,500
	United States Steel Corp.
100,000	7.00%, 02/01/18 (c)	107,500
100,000	7.50%, 03/15/17 (c)	106,500
100,000	Universal Health Services, Inc. 7.13%, 06/30/16 (c)	115,125
100,000	Vulcan Materials Co. 7.00%, 06/15/18 (c)	113,500
100,000	Wendy’s International, Inc. 6.20%, 06/15/14 (c)	104,500
200,000	Weyerhaeuser Co. 7.38%, 03/15/32 (c)	244,288

		7,245,682

Total Corporate Bonds (Cost: $9,904,082)		10,639,546

Number of Shares

MONEY MARKET FUND: 0.3% (Cost: $35,817)
35,817	Dreyfus Government Cash Management Fund	35,817

Total Investments: 98.7% (Cost: $9,939,899)		10,675,363
Other assets less liabilities: 1.3%		141,599

NET ASSETS: 100.0%		$10,816,962

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $898,333, or 8.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	13.3%	$1,425,442
Communications	17.6	1,875,931
Consumer, Cyclical	11.9	1,266,774
Consumer, Non-cyclical	5.8	620,375
Energy	5.7	608,406
Financial	34.2	3,649,802
Industrial	7.2	769,825
Utilities	4.0	422,991
Money Market Fund	0.3	35,817

	100.0%	$10,675,363

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$10,639,546	$—	$10,639,546
Money Market Fund	35,817	—	—	35,817

Total	$35,817	$10,639,546	$—	$10,675,363

*	See Schedule of Investments for security type and geographic sector breakouts.

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 97.4%
Argentina: 0.2%
USD	322,000	Aeropuertos Argentinia 2000 10.75%, 12/22/15 (c) Reg S	$304,290

	100,000	Pan American Energy, LLC 7.88%, 05/07/21 (c) Reg S	94,250

			398,540

Australia: 1.5%
		FMG Resources August 2006 Pty. Ltd.
USD	300,000	6.00%, 04/01/15 (c) 144A	309,750
	350,000	6.88%, 02/01/14 (c) 144A	364,438
	300,000	6.88%, 04/01/17 (c) † 144A	311,625
	1,110,000	7.00%, 03/25/13 (c) † 144A	1,162,725
	600,000	8.25%, 11/01/15 (c) † 144A	646,500
EUR	500,000	Santos Finance Ltd. 8.25%, 09/22/17 (c)	722,815

			3,517,853

Austria: 1.0%
		OGX Austria GmbH
USD	1,500,000	8.50%, 06/01/15 (c) Reg S	1,406,250
	130,000	8.50%, 06/01/15 (c) 144A	121,875
EUR	500,000	Sappi Papier Holding GmbH 6.63%, 04/15/15 (c) Reg S	719,422

			2,247,547

Bermuda: 1.0%
EUR	200,000	Central European Media Enterprises Ltd. 11.63%, 09/15/13 (c) Reg S	287,090
USD	350,000	China Oriental Group Company Ltd. 7.00%, 11/17/14 (c) Reg S	343,875
		Digicel Group Ltd.
	1,050,000	7.00%, 02/15/16 (c) Reg S	1,147,125
	300,000	10.50%, 04/15/14 (c) 144A	337,500
	200,000	10.50%, 04/15/14 (c) Reg S	225,000

			2,340,590

Brazil: 1.0%
USD	550,000	Banco BMG S.A. 9.95%, 11/05/19 Reg S	506,000
	1,000,000	Banco do Brasil S.A./Cayman 9.25%, 04/15/23 (c) 144A	1,202,500
	400,000	Cent Elet Brasileiras S.A. 6.88%, 07/30/19 144A	463,000

			2,171,500

British Virgin Islands: 0.6%
USD	400,000	CITIC Resources Finance 2007 Ltd. 6.75%, 05/15/14 (c) Reg S	421,000
	200,000	Road King 2012 Ltd. 9.88%, 09/18/15 (c) Reg S	212,000
	650,000	Studio City Finance Ltd. 8.50%, 12/01/15 (c) 144A	719,063

			1,352,063

Canada: 5.5%
USD	1,140,000	Air Canada 9.25%, 03/25/13 (c) 144A	1,208,400
		Bombardier, Inc.
	400,000	5.75%, 03/15/22 (c) 144A	406,000
EUR	100,000	6.13%, 05/15/21 (c) Reg S	141,679
	900,000	7.25%, 03/25/13 (c) Reg S	1,264,417
CAD	64,000	7.35%, 12/22/26 144A	67,277
		Cascades, Inc.
USD	250,000	7.75%, 12/15/13 (c)	266,250
	175,000	7.88%, 01/15/15 (c)	187,250
CAD	595,000	Corus Entertainment, Inc. 7.25%, 03/25/13 (c)	618,619
USD	800,000	Inmet Mining Corp. 8.75%, 06/01/16 (c) 144A	892,000
		MEG Energy Corp.
	500,000	6.38%, 07/30/17 (c) 144A	523,750
	1,100,000	6.50%, 03/15/15 (c) 144A	1,160,500
	1,205,000	Novelis, Inc. 8.75%, 12/15/15 (c)	1,367,675
	200,000	Pacific Rubiales Energy Corp. 7.25%, 12/12/16 (c) Reg S	234,200
	1,000,000	PetroBakken Energy Ltd. 8.63%, 02/01/16 (c) 144A	1,025,000
	500,000	Precision Drilling Corp. 6.50%, 12/15/16 (c)	538,750
CAD	400,000	Quebecor Media, Inc. 6.63%, 01/15/23 144A	416,479
	700,000	Sherritt International Corp. 7.50%, 09/24/19 (c)	725,334
USD	400,000	Tervita Corp. 9.75%, 11/01/15 (c) 144A	394,000
		Videotron Ltee
CAD	400,000	6.88%, 06/15/16 (c)	442,509
	760,000	7.13%, 01/15/15 (c)	835,060

			12,715,149

Cayman Islands: 6.3%
USD	905,000	Agile Property Holdings Ltd. 8.88%, 04/28/14 (c) Reg S	959,300
	965,000	Country Garden Holdings Co. Ltd. 11.13%, 02/23/15 (c) Reg S	1,097,687
GBP	1,000,000	Dubai Holding Commercial Operations MTN Ltd. 6.00%, 02/01/17	1,593,377
USD	300,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 Reg S	327,750
	1,020,000	Evergrande Real Estate Group Ltd. 13.00%, 01/27/15 (c) Reg S	1,104,150
	750,000	Fibria Overseas Finance Ltd. 7.50%, 05/04/15 (c) Reg S	828,750
	200,000	Fufeng Group Ltd. 7.63%, 04/13/14 (c) Reg S	200,000
	250,000	JBS Finance II Ltd. 8.25%, 01/29/15 (c) Reg S	272,500
	300,000	Kaisa Group Holdings Ltd. 13.50%, 04/28/13 (c) Reg S	327,000
	650,000	KWG Property Holding Ltd. 12.75%, 03/30/14 (c) Reg S	723,480
	500,000	Longfor Properties 6.88%, 10/18/16 (c) Reg S	518,544
	100,000	Marfrig Overseas Ltd. 9.50%, 05/04/15 (c) Reg S	95,750
	300,000	Mizuho Capital Investment 1 Ltd. 6.69%, 06/30/16 (c) Reg S	330,543
	800,000	Mizuho Capital Investment 2 Ltd. 14.95%, 06/30/14 (c) 144A	940,326
	200,000	Mongolian Mining Corp. 8.88%, 03/29/15 (c) Reg S	206,000
	600,000	Sable International Finance Ltd. 8.75%, 02/01/16 (c) Reg S	684,000
		Shimao Property Holdings Ltd.
	500,000	8.00%, 03/25/13 (c) Reg S	518,750
	400,000	11.00%, 03/08/15 (c) Reg S	451,827
	500,000	SOHO China Ltd. 7.13%, 11/07/17 (c) Reg S	493,745
	475,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) Reg S	529,625
EUR	300,000	UPCB Finance II Ltd. 6.38%, 07/01/15 (c) Reg S	430,635
USD	500,000	UPCB Finance III Ltd. 6.63%, 07/01/15 (c) 144A	536,250
	1,100,000	UPCB Finance V Ltd. 7.25%, 11/15/16 (c) 144A	1,221,000
EUR	100,000	Viridian Group FundCo II Ltd. 11.13%, 04/01/15 (c) Reg S	142,527

			14,533,516

Chile: 0.3%
USD	711,026	Inversiones Alsacia S.A. 8.00%, 02/18/15 (c) 144A	715,470

China / Hong Kong: 0.6%
		Citic Pacific Ltd.
USD	1,000,000	6.63%, 04/15/21 Reg S	1,038,419
	400,000	6.88%, 01/21/18 Reg S	422,286

			1,460,705

Colombia: 0.8%
		Banco Davivienda S.A.
USD	250,000	5.88%, 07/09/22 Reg S	263,125
	385,000	5.88%, 07/09/22 144A	405,213
		Banco GNB Sudameris S.A.
	100,000	7.50%, 07/30/22 Reg S	112,500
	700,000	7.50%, 07/30/22 144A	787,500
	200,000	Transportadora de Gas Internacional S.A., E.S.P. 5.70%, 03/20/17 (c) 144A	225,000

			1,793,338

Croatia: 0.3%
EUR	500,000	Agrokor D.D. 9.88%, 05/01/15 (c) Reg S	767,982

Denmark: 2.2%
GBP	1,790,000	Danske Bank A/S 5.68%, 02/15/17 (c)	2,669,096
EUR	550,000	ISS A/S 8.88%, 03/25/13 (c) Reg S	771,206
	50,000	ISS Global A/S 4.50%, 12/08/14	70,754
	400,000	Nykredit Realkredit A/S 9.00%, 04/01/15 (c)	593,183
USD	845,000	Welltec A/S 8.00%, 02/01/15 (c) 144A	908,375

			5,012,614

Finland: 1.4%
		Nokia OYJ
USD	1,265,000	5.38%, 05/15/19 (c) †	1,217,562
EUR	300,000	6.75%, 02/04/19	431,653
	750,000	Stora Enso OYJ 6.40%, 04/15/16 (c) 144A	810,000
	700,000	UPM-Kymmene OYJ 7.45%, 11/26/27 (c) 144A	682,500

			3,141,715

France: 9.8%
EUR	300,000	Alcatel-Lucent/France 8.50%, 01/15/16	433,689
		BPCE S.A.
	400,000	4.63%, 07/30/15 (c)	481,877
	1,200,000	5.25%, 07/30/14 (c)	1,486,362
USD	500,000	Cie Generale de Geophysique - Veritas 6.50%, 06/01/16 (c)	533,750
EUR	1,900,000	Credit Agricole S.A. 4.13%, 11/09/15 (c)	2,359,838
	450,000	Europcar Groupe S.A. 11.50%, 05/15/17 Reg S	662,872
	600,000	Groupama S.A. 7.88%, 10/27/19 (c)	727,294
		Lafarge S.A.
	1,260,000	6.63%, 11/29/18	1,894,610
	2,000,000	8.88%, 11/24/16	3,240,790
	1,150,000	Peugeot S.A. 6.88%, 03/30/16 Reg S	1,619,709

		Renault S.A.
	815,000	4.63%, 05/25/16 Reg S	1,140,398
	740,000	6.00%, 10/13/14	1,062,004
USD	1,000,000	Rexel S.A. 6.13%, 12/15/15 (c) 144A	1,075,000
		Societe Generale S.A.
	450,000	8.75%, 04/07/15 (c) Reg S	473,175
EUR	1,500,000	9.38%, 09/04/19 (c)	2,249,482
		Wendel S.A.
	200,000	4.38%, 08/09/17	279,285
	2,000,000	4.88%, 05/26/16	2,836,964

			22,557,099

Germany: 3.5%
EUR	600,000	Deutsche Lufthansa A.G. 6.50%, 07/07/16	927,097
	875,000	Franz Haniel & Cie GmbH 6.25%, 02/08/18	1,336,717
	500,000	Kabel Deutschland Vertrieb und Service GmbH 6.50%, 06/30/14 (c) Reg S	719,082
	150,000	KM Germany Holdings GmbH 8.75%, 12/15/15 (c) 144A	214,808
	360,000	Orion Engineered Carbons Bondco GmbH 10.00%, 06/15/14 (c) Reg S	543,638
		ThyssenKrupp A.G.
	670,000	4.38%, 02/28/17	947,775
	300,000	8.00%, 06/18/14	442,721
		Unitymedia KabelBW GmbH
	450,000	9.50%, 03/15/16 (c) Reg S	701,752
	1,485,000	9.63%, 12/01/14 (c) Reg S	2,232,631

			8,066,221

India: 0.3%
USD	610,000	ICICI Bank Ltd. 6.38%, 04/30/17 (c) Reg S	634,400

Indonesia: 0.6%
USD	975,000	Berau Coal Energy Tbk PT 7.25%, 03/13/15 (c) † 144A	962,812
	500,000	Gajah Tunggal Tbk PT 7.75%, 02/06/16 (c) 144A	501,250

			1,464,062

Ireland: 3.7%
USD	2,000,000	Alfa Bank OJSC Via Alfa Bond Issuance Plc 7.75%, 04/28/21 144A	2,316,000
EUR	430,000	Ardagh Glass Finance Plc 8.75%, 02/01/15 (c) Reg S	608,488
	1,500,000	Ardagh Packaging Finance Plc 7.38%, 10/15/14 (c) Reg S	2,188,806
USD	694,880	AWAS Aviation Capital Ltd. 7.00%, 10/18/13 (c) 144A	736,573
	100,000	Gazprombank OJSC Via GPB Eurobond Finance Plc 7.25%, 05/03/19 Reg S	109,000
EUR	850,000	Nara Cable Funding Ltd. 8.88%, 12/01/13 (c) Reg S	1,188,980
	800,000	Smurfit Kappa Acquisitions 5.13%, 06/15/18 (c) Reg S	1,136,306
USD	300,000	XL Group Plc 6.50%, 04/15/17 (c)	289,875

			8,574,028

Israel: 0.6%
		Israel Electric Corp. Ltd.
USD	300,000	7.25%, 01/15/19 (c) Reg S	337,913
	750,000	9.38%, 01/28/20 144A	931,241

			1,269,154

Italy: 3.1%
		Banca Monte dei Paschi di Siena SpA
EUR	200,000	4.50%, 03/07/14 Reg S	268,299
	400,000	4.88%, 05/31/16	483,234
GBP	1,000,000	5.75%, 09/30/16	1,272,155
	715,000	Banco Popolare S.C. 6.00%, 11/05/20 Reg S	973,523
	1,700,000	Edison SpA 3.88%, 11/10/17 Reg S	2,484,316
		Intesa Sanpaolo SpA
	500,000	8.05%, 06/20/18 (c)	654,097
	650,000	8.38%, 10/14/19 (c) Reg S	875,295

			7,010,919

Kazakhstan: 0.9%
USD	490,000	Alliance Bank 10.50%, 03/25/17 Reg S	469,175
	600,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 05/03/17 Reg S	667,500
EUR	790,000	Kazkommertsbank JSC 6.88%, 02/13/17	1,024,090

			2,160,765

Luxembourg: 14.2%
USD	1,000,000	ALROSA Finance S.A. 7.75%, 11/03/20 144A	1,180,000
	400,000	Altice Financing S.A. 9.88%, 12/15/16 (c) 144A	440,000
		ArcelorMittal
	750,000	5.00%, 02/25/17 (c)	768,571
	1,000,000	6.00%, 03/01/21 (c)	1,052,819
	800,000	6.13%, 06/01/18 (c)	855,124
	750,000	6.75%, 02/25/22 (c)	826,252
	800,000	7.25%, 03/01/41 (c)	800,986
	1,100,000	7.50%, 10/15/39 (c)	1,113,964
	700,000	10.35%, 06/01/19 (c)	880,113
EUR	450,000	Beverage Packaging Holdings Luxembourg II S.A. 8.00%, 03/25/13 (c) Reg S	613,884
USD	500,000	CHC Helikopter S.A. 9.25%, 10/15/15 (c)	537,500
EUR	850,000	Codere Finance Luxembourg S.A. 8.25%, 06/15/13 (c) Reg S	946,107
USD	500,000	Convatec Healthcare E S.A. 10.50%, 12/15/14 (c) 144A	557,500
	2,000,000	Evraz Group S.A. 8.25%, 11/10/15 (c) 144A	2,215,000
	450,000	Expro Finance Luxembourg S.C.A. 8.50%, 12/15/13 (c) 144A	477,000
		Fiat Finance & Trade S.A.
EUR	2,000,000	6.88%, 02/13/15	2,853,877
	1,150,000	7.00%, 03/23/17 Reg S	1,623,403
		Fiat Industrial Finance Europe S.A.
	345,000	5.25%, 03/11/15 Reg S	489,974
	450,000	6.25%, 03/09/18 Reg S	677,868
USD	400,000	Fuerstenberg Capital International S.A.R.L.& Cie SECS 10.25%, 06/30/15 (c)	405,982
EUR	660,000	Ineos Group Holdings Ltd. 7.88%, 03/25/13 (c) Reg S	900,363
USD	1,330,000	Ineos Group Holdings S.A. 8.50%, 03/25/13 (c) 144A	1,346,625
		Intelsat Jackson Holdings S.A.
	450,000	6.63%, 12/15/17 (c) 144A	459,000
	350,000	7.25%, 10/15/15 (c) 144A	376,250
	945,000	International Automotive Components Group S.A. 9.13%, 06/01/15 (c) 144A	911,925
	450,000	MHP S.A. 10.25%, 04/29/15 (c) Reg S	477,000
	450,000	Minerva Luxembourg S.A. 12.25%, 02/10/17 (c) Reg S	551,250
	1,150,000	MOL Group Finance S.A. 6.25%, 09/26/19 Reg S	1,201,750
	600,000	OJSC Promsvyazbank 8.50%, 04/25/17 Reg S	640,500

		Severstal OAO Via Steel Capital S.A.
	350,000	6.70%, 10/25/17 Reg S	386,050
	1,025,000	9.25%, 04/19/14 144A	1,114,995
EUR	500,000	Sunrise Communications Holdings S.A. 8.50%, 12/31/14 (c) Reg S	736,389
	600,000	Telenet Finance Luxembourg S.C.A. 6.38%, 11/15/15 (c) Reg S	875,522
USD	300,000	Virgolino de Oliveira Finance Ltd. 11.75%, 02/09/17 (c) Reg S	320,250
		Wind Acquisition Finance S.A.
	700,000	7.25%, 11/15/13 (c) 144A	740,250
	100,000	11.75%, 07/15/13 (c) Reg S	108,000
EUR	700,000	11.75%, 07/15/13 (c) Reg S	1,010,753
USD	1,200,000	11.75%, 07/15/13 (c) 144A	1,296,000

			32,768,796

Mexico: 1.9%
USD	150,000	Axtel S.A.B. de C.V. 9.00%, 09/22/14 (c) Reg S	109,500
		Cemex S.A.B. de C.V.
	300,000	9.00%, 01/11/15 (c) Reg S	325,500
	1,300,000	9.00%, 01/11/15 (c) 144A	1,410,500
	260,000	9.50%, 06/15/16 (c) 144A	293,475
	300,000	Corp GEO S.A.B. de C.V. 9.25%, 06/30/15 (c) Reg S	309,000
		Empresas ICA S.A.B. de C.V.
	450,000	8.90%, 02/04/16 (c) Reg S	477,000
	480,000	8.90%, 02/04/16 (c) 144A	508,800
	1,060,000	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.75%, 02/03/17 (c) † Reg S	885,100

			4,318,875

Netherlands: 11.0%
EUR	300,000	ABN Amro Bank N.V. 4.31%, 03/10/16 (c)	346,076
USD	250,000	Arcos Dorados B.V. 7.50%, 10/01/14 (c) Reg S	270,625
		Conti-Gummi Finance B.V.
EUR	580,000	6.50%, 10/05/13 (c) Reg S	832,269
	800,000	7.50%, 09/15/13 (c) Reg S	1,154,023
		EDP Finance B.V.
	500,000	4.13%, 06/29/20	670,216
	1,275,000	4.63%, 06/13/16	1,776,720
	400,000	4.75%, 09/26/16	556,679
	300,000	5.75%, 09/21/17 Reg S	432,671
USD	350,000	GT 2005 Bonds B.V. 10.25%, 07/21/14 (c)	351,750
EUR	2,310,000	HeidelbergCement Finance B.V. 8.00%, 01/31/17 Reg S	3,623,176
USD	1,000,000	InterGen N.V. 9.00%, 03/25/13 (c) 144A	935,000
		Majapahit Holding B.V.
	830,000	7.25%, 06/28/17 Reg S	977,325
	1,000,000	7.75%, 01/20/20 144A	1,250,000
	800,000	Marfrig Holding Europe B.V. 8.38%, 05/09/18 Reg S	732,000
	350,000	Metinvest B.V. 10.25%, 05/20/15 Reg S	371,000
	100,000	NXP BV / NXP Funding LLC 9.75%, 08/01/14 (c) 144A	115,500
		Portugal Telecom International Finance B.V.
EUR	700,000	5.00%, 11/04/19	945,172
	1,075,000	5.63%, 02/08/16	1,530,647
	400,000	Refresco Group B.V. 7.38%, 05/15/14 (c) Reg S	569,201
	930,000	Schaeffler Finance B.V. 8.75%, 02/15/15 (c) Reg S	1,432,790
USD	500,000	Sensata Technologies B.V. 6.50%, 05/15/15 (c) 144A	538,750
EUR	400,000	SNS Bank N.V. 11.25%, 11/27/19 (c) Reg S	306,772
	770,000	ThyssenKrupp Finance Nederland B.V. 8.50%, 02/25/16	1,202,745
		UPC Holding B.V.
	250,000	6.38%, 09/15/17 (c) Reg S	344,695
	250,000	8.00%, 03/25/13 (c) Reg S	350,209
USD	2,300,000	VimpelCom Holdings B.V. 6.25%, 03/01/17 † Reg S	2,467,325
	400,000	Zhaikmunai International B.V. 7.13%, 11/13/16 (c) 144A	431,000
EUR	600,000	Ziggo Bond Co. B.V. 8.00%, 05/15/14 (c) Reg S	885,296

			25,399,632

Norway: 1.1%
		Eksportfinans ASA
USD	150,000	1.88%, 04/02/13	149,877
	200,000	2.00%, 09/15/15	191,620
	1,000,000	2.38%, 05/25/16	955,528
	1,000,000	3.00%, 11/17/14	995,244
	100,000	5.50%, 06/26/17	104,739
EUR	150,000	Norske Skogindustrier ASA 11.75%, 06/15/16 Reg S	181,722

			2,578,730

Peru: 0.8%
USD	1,015,000	Corp Azucarera del Peru S.A. 6.38%, 08/02/17 (c) 144A	1,096,200
	615,000	Maestro Peru S.A. 6.75%, 09/26/16 (c) 144A	651,593

			1,747,793

Portugal: 1.1%
EUR	1,150,000	Banco Espirito Santo S.A. 5.63%, 06/05/14	1,597,107
	700,000	Caixa Geral de Depositos S.A. 5.13%, 02/19/14	973,929

			2,571,036

Russia: 0.1%
USD	300,000	Alfa MTN Invest Ltd. 9.25%, 06/24/13 (p) Reg S	308,760

Singapore: 0.4%
USD	150,000	Bakrie Telecom Pte. Ltd. 11.50%, 05/07/13 (c) Reg S	89,250
	400,000	Bumi Investment Pte. Ltd. 10.75%, 10/06/14 (c) Reg S	344,000
	400,000	STATS ChipPAC Ltd. 7.50%, 08/12/13 (c) Reg S	425,500

			858,750

Spain: 1.6%
USD	400,000	Abengoa Finance SAU 8.88%, 11/01/17 (c) Reg S	396,000
		Abengoa S.A.
EUR	100,000	8.50%, 03/31/16 (c)	137,613
	100,000	9.63%, 02/25/15 Reg S	143,884
		BBVA International Preferred SAU
USD	295,000	5.92%, 04/18/17 (c)	255,175
EUR	600,000	8.50%, 10/21/14 (c)	822,584
		Mapfre S.A.
	400,000	5.13%, 11/16/15	563,263
	150,000	5.92%, 07/24/17 (c)	174,086
	400,000	Obrascon Huarte Lain S.A. 8.75%, 03/15/15 (c)	598,613
GBP	300,000	Santander Finance Preferred S.A. Unipersonal 11.30%, 07/27/14 (c)	497,134

			3,588,352

Sweden: 1.1%
		Eileme 2 AB
USD	100,000	11.63%, 01/31/16 (c) Reg S	118,750
	250,000	11.63%, 01/31/16 (c) 144A	296,875
EUR	400,000	11.75%, 01/31/16 (c) Reg S	632,548
		Perstorp Holding AB
USD	200,000	8.75%, 05/15/15 (c) 144A	209,500
EUR	250,000	9.00%, 05/15/15 (c) 144A	352,075
USD	400,000	Stena AB 7.00%, 03/25/13 (c)	399,000
EUR	367,000	TVN Finance Corp II AB 10.75%, 11/15/13 (c) Reg S	541,755

			2,550,503

Switzerland: 0.5%
EUR	925,000	UBS AG/Jersey 4.28%, 04/15/15 (c)	1,213,186

Turkey: 0.7%
USD	400,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	448,000
	200,000	FinansBank AS 5.15%, 11/01/17 Reg S	205,500
	250,000	Turkiye Is Bankasi AS 6.00%, 10/24/22 Reg S	263,750
	200,000	Turkiye Vakiflar Bankasi T.A.O. 6.00%, 11/01/22 Reg S	208,500
	500,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 † 144A	500,000

			1,625,750

United Arab Emirates: 0.3%
		Dubai Electricity & Water Authority
USD	150,000	6.38%, 10/21/16 Reg S	169,875
	420,000	6.38%, 10/21/16 144A	475,650

			645,525

United Kingdom: 10.1%
USD	400,000	Afren Plc 10.25%, 04/08/16 (c) 144A	475,000
		Algeco Scotsman Global Finance Plc
	700,000	8.50%, 10/15/15 (c) 144A	752,500
	200,000	10.75%, 10/15/16 (c) 144A	207,000
		Barclays Bank Plc
EUR	970,000	4.75%, 03/15/20 (c)	972,880
	700,000	4.88%, 12/15/14 (c)	705,508
USD	1,200,000	CEVA Group Plc 8.38%, 12/01/13 (c) 144A	1,233,000
GBP	350,000	Co-operative Group Holdings Ltd. 5.63%, 07/08/20	588,956
	250,000	Crown Newco 3 Plc 8.88%, 02/15/15 (c) Reg S	414,199
	300,000	Elli Finance UK Plc 8.75%, 06/15/15 (c) Reg S	519,869
	570,000	Enterprise Inns Plc 6.50%, 12/06/18	894,687
USD	100,000	Ferrexpo UK Ltd. 7.88%, 04/07/16 144A	101,250
GBP	150,000	Gala Group Finance Plc 8.88%, 06/01/14 (c) Reg S	250,303
	250,000	GKN Holdings Plc 5.38%, 09/19/22 Reg S	406,947
	1,355,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c)	1,987,163
USD	600,000	HBOS Plc 6.75%, 05/21/18 Reg S	660,750
EUR	150,000	Ineos Finance Plc 9.25%, 05/15/13 (c) Reg S	215,572
		Jaguar Land Rover Plc
GBP	200,000	8.13%, 05/15/14 (c) Reg S	348,799
	1,000,000	8.25%, 03/15/16 (c) Reg S	1,772,532
EUR	400,000	Kerling Plc 10.63%, 02/01/14 (c) Reg S	529,386
		Lloyds TSB Bank Plc
GBP	200,000	10.75%, 12/16/16 (c) Reg S	376,148
USD	1,250,000	12.00%, 12/16/24 (c) 144A	1,503,806
GBP	200,000	Matalan Finance Plc 8.88%, 04/30/13 (c) Reg S	321,846
	260,000	National Westminster Bank Plc 7.88%, 09/09/15	461,596
USD	400,000	Nord Anglia Education (UK) Holdings Plc 10.25%, 04/01/15 (c) Reg S	445,000
EUR	600,000	OTE Plc 7.25%, 04/08/14	830,728
		Royal Bank of Scotland Group Plc
	600,000	4.63%, 09/22/16 (c)	793,162
USD	500,000	5.05%, 01/08/15	517,171
	1,200,000	7.64%, 09/29/17 (c)	1,116,000
EUR	350,000	Thomas Cook Group Plc 6.75%, 06/22/15	437,083
USD	250,000	Ukreximbank Via Biz Finance Plc 8.38%, 04/27/15 Reg S	252,813
	1,530,000	Vedanta Resources Plc 8.75%, 01/15/14 (c) Reg S	1,605,857
		Virgin Media Finance Plc
	800,000	4.88%, 02/15/22 (c)	802,000
	400,000	5.25%, 02/15/22 (c)	420,000
	400,000	West China Cement Ltd. 7.50%, 01/25/14 (c) Reg S	393,000

			23,312,511

United States: 4.0%
USD	785,000	Calfrac Holdings LP 7.50%, 12/01/15 (c) 144A	796,775
	300,000	CEDC Finance Corporation International, Inc. 9.13%, 12/01/13 (c) 144A	189,000
		Cemex Finance LLC
	100,000	9.50%, 12/14/13 (c) Reg S	107,250
	1,000,000	9.50%, 12/14/13 (c) 144A	1,072,500
	1,200,000	Fresenius Medical Care US Finance II, Inc. 5.88%, 01/31/22 (c) 144A	1,317,000
	450,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21 (c) 144A	489,375
	590,000	Grifols, Inc. 8.25%, 02/01/14 (c)	650,475
		JBS USA LLC / JBS USA Finance, Inc.
	650,000	7.25%, 06/01/15 (c) Reg S	678,438
	660,000	7.25%, 06/01/15 (c) 144A	688,875
	585,000	Nielsen Finance LLC / Nielsen Finance Co. 7.75%, 10/15/14 (c)	654,469
	750,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	682,500
		Valeant Pharmaceuticals International
	900,000	6.88%, 12/01/14 (c) 144A	958,500
	600,000	7.00%, 10/01/15 (c) 144A	639,000
	250,000	7.25%, 07/15/16 (c) 144A	270,000

			9,194,157

Venezuela: 3.3%
USD	870,000	CA La Electricidad de Caracas 8.50%, 04/10/18 (c)	785,175
		Petroleos de Venezuela S.A.
	150,000	4.90%, 10/28/14	143,625
	2,150,000	5.38%, 04/12/27 (c) Reg S	1,558,750
	650,000	5.50%, 04/12/37 (c) Reg S	459,875
	300,000	8.50%, 11/02/17 (c) Reg S	294,750
	1,200,000	8.50%, 11/02/17 (c) 144A	1,179,000
	300,000	9.00%, 11/17/21 (c) Reg S	286,500
	400,000	9.00%, 11/17/21 (c) 144A	382,000
	1,500,000	12.75%, 02/17/22 (c) 144A	1,706,250
	750,000	12.75%, 02/17/22 (c) Reg S	853,125

			7,649,050

Total Corporate Bonds (Cost: $214,742,153)			224,236,636

Number of Shares

MONEY MARKET FUND: 0.1%
(Cost: $288,340)
288,340	Dreyfus Government Cash Management Fund	288,340

Total Investments Before Collateral for Securities Loaned: 97.5% (Cost: $215,030,493)		224,524,976

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.6% (Cost: $6,025,775)
6,025,775	Bank of New York Overnight Government Fund	6,025,775

Total Investments: 100.1% (Cost: $221,056,268)		230,550,751
Liabilities in excess of other assets: (0.1)%		(337,680)

NET ASSETS: 100.0%		$230,213,071

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $5,883,216.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $59,841,994, or 26.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Basic Materials	14.2%	$31,833,874
Communications	13.9	31,167,999
Consumer, Cyclical	11.3	25,295,447
Consumer, Non-cyclical	6.3	14,204,196
Diversified	3.3	7,385,485
Energy	8.8	19,673,727
Financial	24.3	54,656,655
Government	0.2	448,000
Industrial	11.7	26,218,695
Technology	0.4	964,250
Utilities	5.5	12,388,308
Money Market Fund	0.1	288,340

	100.0%	$224,524,976

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$224,236,636	$—	$224,236,636
Money Market Funds	6,314,115	—	—	6,314,115

Total	$6,314,115	$224,236,636	$—	$230,550,751

*	See Schedule of Investments for security type and geographic sector breakouts.

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Principal Amount		Value

FLOATING RATE NOTES: 100.1%
Australia: 11.1%
$100,000	Australia & New Zealand Banking Group Ltd. 1.05%, 01/10/14 144A	$100,625
300,000	Australia Commonwealth Bank 1.04%, 03/17/14 144A	302,178
100,000	BHP Billiton Finance USA Ltd. 0.58%, 02/18/14	100,264
300,000	National Australia Bank Ltd. 1.02%, 04/11/14 144A	302,030
300,000	Westpac Banking Corp. 1.04%, 03/31/14 144A	302,088

		1,107,185

Canada: 8.1%
250,000	Bank of Montreal 0.77%, 04/29/14	251,262
350,000	Bank of Nova Scotia/Houston 0.50%, 10/18/13	350,749
200,000	The Toronto-Dominion Bank 0.48%, 07/26/13	200,144

		802,155

Denmark: 3.0%
300,000	Danske Bank A/S 1.36%, 04/14/14 144A	301,856

Sweden: 3.5%
350,000	Nordea Bank A.B. 1.20%, 01/14/14 144A	353,058

Switzerland: 10.1%
1,000,000	Credit Suisse 1.27%, 01/14/14	1,006,940

United Kingdom: 3.0%
200,000	BP Capital Markets PLC 0.76%, 06/06/13	200,392
100,000	HSBC Bank PLC 0.96%, 08/12/13 144A	100,295

		300,687

United States: 61.3%
200,000	American Express Credit Corp 1.41%, 06/12/15	203,841
500,000	Bank of America N.A. 0.59%, 06/15/16	482,239
350,000	BlackRock, Inc. 0.61%, 05/24/13	350,337
1,051,000	Citigroup, Inc. 2.01%, 05/15/18	1,077,929
500,000	Coca-Cola Enterprises, Inc. 0.61%, 02/18/14	500,803
	General Electric Capital Corp.
100,000	0.51%, 01/08/16	98,888
282,000	0.69%, 05/05/26	253,457
	Goldman Sachs Group, Inc.
200,000	0.76%, 03/22/16	196,525
125,000	0.80%, 01/12/15	124,120
100,000	0.91%, 09/29/14	99,919
100,000	1.31%, 02/07/14	100,466
500,000	Hewlett-Packard Co. 1.86%, 09/19/14	499,958
325,000	HSBC Finance Corp. 0.55%, 01/15/14	324,836
100,000	John Deere Capital Corp. 0.70%, 10/04/13	100,314
150,000	JPMorgan Chase & Co. 1.06%, 05/02/14	151,254
500,000	JPMorgan Chase Bank, N.A. 0.64%, 06/13/16	491,139
	Morgan Stanley
300,000	0.78%, 10/15/15	293,429
50,000	1.90%, 01/24/14	50,402
100,000	The Bear Stearns Cos, LLC 0.70%, 11/21/16	98,948
150,000	Toyota Motor Credit Corp. 0.36%, 09/09/13	150,091
200,000	Wachovia Corp. 0.58%, 06/15/17	196,669
250,000	Wells Fargo & Co. 0.50%, 10/28/15	248,955

		6,094,519

Total Floating Rate Notes (Cost: $9,914,749)		9,966,400

MONEY MARKET FUND: 2.5% (Cost: $245,552)

245,552	Dreyfus Government Cash Management Fund	245,552

Total Investments: 102.6% (Cost: $10,160,301)		10,211,952
Liabilities in excess of other assets: (2.6)%		(261,964)

NET ASSETS: 100.0%		$9,949,988

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,762,130, or 17.7% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	1.0%	$100,264
Consumer, Non-cyclical	4.9	500,803
Energy	2.0	200,392
Financial	84.8	8,664,983
Money Market Fund	2.4	245,552
Technology	4.9	499,958

	100.0%	$10,211,952

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Floating Rate Notes*	$—	$9,966,400	$—	$9,966,400
Money Market Fund	245,552	—	—	245,552

Total	$245,552	$9,966,400	$—	$10,211,952

*          See Schedule of Investments for security type and geographic sector breakouts.

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 40.3%
Bermuda: 0.9%
		Digicel Group Ltd.
USD	100,000	10.50%, 04/15/14 (c) Reg S	$112,500
	100,000	10.50%, 04/15/14 (c) 144A	112,500

			225,000

Brazil: 8.3%
USD	138,000	Banco BMG S.A. 9.95%, 11/05/19 Reg S	126,960
	200,000	Banco Bradesco S.A./Cayman Islands 5.90%, 01/16/21 144A	219,500
		Banco do Brasil S.A. (Cayman)
	145,000	5.38%, 01/15/21 Reg S	153,700
	200,000	5.88%, 01/26/22 Reg S	215,500
	142,000	Banco Santander Brasil S.A. 4.50%, 04/06/15 144A	148,035
	150,000	Banco Votorantim S.A. 7.38%, 01/21/20 Reg S	172,500
	150,000	Centrais Eletricas Brasileiras S.A. 6.88%, 07/30/19 Reg S	173,625
	200,000	Itau Unibanco Holding S.A./Cayman Island 6.20%, 04/15/20 144A	220,500
	200,000	Oi S.A. 5.75%, 02/10/22 (c) Reg S	210,500
	100,000	Telemar Norte Leste S.A. 5.50%, 10/23/20 (c) Reg S	106,000
EUR	100,000	Vale S.A. 4.38%, 03/24/18 (c)	149,650
	175,000	Votorantim Cimentos S.A. 5.25%, 04/28/17 Reg S	259,593

			2,156,063

Canada: 0.5%
USD	100,000	Pacific Rubiales Energy Corp. 7.25%, 12/12/16 (c) Reg S	117,100

Cayman Islands: 8.9%
USD	150,000	Braskem Finance Ltd. 7.00%, 05/07/20 (c) 144A	168,750
	150,000	Fibria Overseas Finance Ltd. 6.75%, 03/03/16 (c) Reg S	166,500
	200,000	Grupo Aval Ltd. 4.75%, 09/26/22 (c) Reg S	204,000
	100,000	Marfrig Overseas Ltd. 9.50%, 05/04/15 (c) Reg S	95,750
	200,000	Odebrecht Finance Ltd 7.13%, 12/26/41 (c) 144A	232,500
		Petrobras International Finance Co.
EUR	200,000	4.88%, 03/07/18 (c)	296,900
USD	300,000	5.38%, 01/27/21 (c)	330,185
	290,000	6.75%, 01/27/41 (c)	340,407
USD	400,000	Vale Overseas Ltd. 6.88%, 11/21/36 (c)	472,438

			2,307,430

Chile: 2.8%
USD	150,000	Banco Santander Chile 3.75%, 09/22/15 Reg S	157,993
	150,000	Celulosa Arauco y Constitucion S.A. 4.75%, 01/11/22 (c)	156,668
	150,000	Cencosud S.A. 5.50%, 01/20/21 (c) Reg S	163,243
		Corp. Nacional del Cobre de Chile
	100,000	3.75%, 11/04/20 Reg S	105,753
	117,000	7.50%, 01/15/19 144A	149,399

			733,056

Colombia: 0.8%
USD	100,000	Bancolombia S.A. 5.13%, 09/11/22	104,000
	100,000	Transportadora de Gas Internacional S.A. E.S.P. 5.70%, 03/20/17 (c) Reg S	112,500

			216,500

Luxembourg: 0.6%
USD	150,000	CSN Resources S.A. 6.50%, 07/21/20 (c) Reg S	165,750

Mexico: 8.5%
		America Movil S.A.B. de C.V.
USD	250,000	3.13%, 07/16/22 (c)	249,003
EUR	100,000	4.13%, 10/25/19 (c)	153,648
USD	245,000	5.63%, 11/15/17 (c)	291,614
	435,000	Axtel S.A.B. de C.V. 7.63%, 03/25/13 (c) Reg S	337,125
	235,000	Banco Mercantil del Norte S.A. 4.38%, 07/19/15 Reg S	246,750
	200,000	BBVA Bancomer S.A. 6.50%, 03/10/21 (c) Reg S	230,000
	135,000	Cemex S.A.B. de C.V. 9.00%, 01/11/15 (c) 144A	146,475
	100,000	Desarrolladora Homex S.A.B. de C.V. 7.50%, 03/25/13 (c)	99,250
	400,000	Petróleos Mexicanos 5.50%, 01/21/21 (c)	461,000

			2,214,865

Peru: 0.6%
USD	150,000	Banco de Credito del Peru 5.38%, 09/16/20 (c) Reg S	168,750

Spain: 0.6%
USD	150,000	Cemex Espana Luxembourg 9.25%, 05/12/15 (c) Reg S	162,750

Trinidad & Tobago: 1.0%
USD	200,000	Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 08/14/19 (c) Reg S	268,000

United States: 3.6%
USD	129,000	Gerdau Holdings, Inc. 7.00%, 01/20/20 † Reg S	152,220
		Pemex Project Funding Master Trust
	200,000	5.50%, 02/24/25 Reg S	311,070
	290,000	6.63%, 06/15/38 (c)	351,625
	100,000	Southern Copper Corp. 7.50%, 07/27/35 (c)	126,109

			941,024

Venezuela: 3.2%
		Petróleos de Venezuela S.A.
USD	429,000	5.38%, 04/12/27 (c) Reg S	311,025
	100,000	8.50%, 11/02/17 (c) Reg S	98,250
	150,000	8.50%, 11/02/17 (c) 144A	147,375
	125,000	9.00%, 11/17/21 (c) Reg S	119,375
	150,000	9.00%, 11/17/21 (c) 144A	143,250

			819,275

Total Corporate Bonds (Cost: $10,341,346)			10,495,563

GOVERNMENT OBLIGATIONS: 57.5%
Argentina: 2.2%
		Argentine Republic Government International Bonds
USD	249,000	2.50%, 12/31/38	84,038
	341,875	8.28%, 12/31/33	217,945
	200,000	City of Buenos Aires, Argentina 9.95%, 03/01/17 Reg S	173,000
	100,000	Provincia de Buenos Aires, Argentina 11.75%, 10/05/15 Reg S	83,500

			558,483

Aruba: 0.8%
USD	200,000	Government of Aruba 4.63%, 09/14/23 (c) Reg S	208,400

Brazil: 14.0%
USD	150,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	180,750
		Brazil Notas do Tesouro Nacional, Series F
BRL	265,000	10.00%, 01/01/15	138,213
	2,258,000	10.00%, 01/01/17	1,181,510
	285,000	10.00%, 01/01/18	149,264
	695,000	10.00%, 01/01/21	360,930
	355,000	10.00%, 01/01/23	183,823
		Brazilian Government International Bonds
USD	200,000	4.88%, 01/22/21 (c)	235,500
	175,000	6.00%, 01/17/17 (c)	205,887
	200,000	7.13%, 01/20/37	287,500
	400,000	10.13%, 05/15/27	712,800

			3,636,177

Chile: 2.1%
		Chilean Government International Bonds
USD	146,000	3.88%, 08/05/20	162,425
CLP	157,000,000	5.50%, 08/05/20	373,995

			536,420

Colombia: 9.2%
		Colombian Government International Bonds
USD	200,000	4.38%, 07/12/21 (c)	224,700
	200,000	7.38%, 03/18/19	258,300
COP	1,285,000,000	7.75%, 04/14/21	909,715
	1,480,000,000	12.00%, 10/22/15	1,004,625

			2,397,340

Costa Rica: 0.6%
USD	104,000	Costa Rican Government International Bond 10.00%, 08/01/20 Reg S	147,160

Dominican Republic: 0.6%
USD	139,000	Dominican Republic International Bond 7.50%, 05/06/21 † Reg S	159,503

El Salvador: 0.8%
		El Salvador Government International Bonds
USD	100,000	7.38%, 12/01/19 144A	118,450
	80,000	7.65%, 06/15/35 Reg S	94,600

			213,050

Mexico: 18.5%
		Mexican Government International Bonds
USD	400,000	5.63%, 01/15/17 (c)	466,600
MXN	2,173,000	6.00%, 06/18/15	177,204
USD	400,000	6.05%, 01/11/40 (c)	503,000
MXN	4,483,000	6.50%, 06/10/21	389,025
	4,500,000	7.75%, 12/14/17	401,460
	11,938,300	8.00%, 12/17/15	1,025,084
	4,000,000	8.00%, 06/11/20	378,482
	2,237,000	8.00%, 12/07/23	217,675
	12,424,600	8.50%, 05/31/29	1,263,944

			4,822,474

Panama: 1.3%
		Panamanian Government International Bonds
USD	150,000	5.20%, 01/30/20 (c)	177,750
	118,000	7.13%, 01/29/26	160,480

			338,230

Peru: 2.4%
		Peruvian Government Bonds
USD	175,000	6.55%, 03/14/37	239,312
	50,000	7.13%, 03/30/19	64,250
	150,000	8.38%, 05/03/16	182,625
	115,000	9.88%, 02/06/15	134,665

			620,852

Uruguay: 0.7%
USD	200,000	Uruguayan Government International Bond 4.13%, 11/20/45	189,000

Venezuela: 4.3%
		Venezuelan Government International Bonds
USD	100,000	5.75%, 02/26/16 Reg S	97,250
	150,000	7.75%, 10/13/19 Reg S	145,725
	100,000	9.00%, 05/07/23 Reg S	99,750
	300,000	9.25%, 09/15/27	306,750
	100,000	9.25%, 05/07/28 Reg S	100,000
	145,000	10.75%, 09/19/13	149,350
	200,000	11.75%, 10/21/26 Reg S	227,700

			1,126,525

Total Government Obligations (Cost: $14,926,299)			14,953,614

Number of Shares

MONEY MARKET FUND: 2.2% (Cost: $564,525)
	564,525	Dreyfus Government Cash Management Fund	564,525

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $25,832,162)			26,013,702

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.0% (Cost: $276,380)
	276,380	Bank of New York Overnight Government Fund	276,380

Total Investments: 101.0% (Cost: $26,108,542)			26,290,082
Liabilities in excess of other assets: (1.0)%			(272,878)

NET ASSETS: 100.0%			$26,017,204

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $269,863.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,806,734, or 6.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Basic Materials	7.0%	$1,813,237
Communications	6.0	1,572,890
Consumer, Non-cyclical	1.0	258,993
Diversified	1.0	259,593
Energy	13.1	3,408,062
Financial	9.1	2,368,188
Government	57.5	14,953,614
Industrial	2.4	640,975
Utilities	0.7	173,625
Money Market Fund	2.2	564,525

	100.0%	$26,013,702

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$10,495,563	$—	$10,495,563
Government Obligations*	—	14,953,614	—	14,953,614
Money Market Funds	840,905	—	—	840,905

Total	$840,905	$25,449,177	$—	$26,290,082

*         See Schedule of Investments for security type and geographic sector breakouts.

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Number of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 100.2%
United States: 100.2%
389,569	American Capital Agency Corp.	$12,322,067
1,100,759	Annaly Capital Management, Inc.	16,368,286
345,856	Anworth Mortgage Asset Corp.	2,165,059
61,778	Apollo Commercial Real Estate Finance, Inc.	1,078,644
614,256	ARMOUR Residential REIT, Inc. †	4,410,358
237,368	Capstead Mortgage Corp.	2,938,616
1,684,013	Chimera Investment Corp.	5,136,240
122,855	Colony Financial, Inc.	2,643,840
321,035	CYS Investments, Inc. †	4,173,455
123,767	Dynex Capital, Inc.	1,251,284
161,446	Hatteras Financial Corp.	4,371,958
200,627	Invesco Mortgage Capital, Inc.	4,353,606
180,172	iStar Financial, Inc. * †	1,745,867
564,748	MFA Financial, Inc.	5,077,085
409,601	Newcastle Investment Corp.	4,296,714
387,340	NorthStar Realty Finance Corp.	3,021,252
132,644	PennyMac Mortgage Investment Trust	3,528,330
120,948	RAIT Financial Trust †	833,332
195,550	Redwood Trust, Inc.	3,735,005
238,979	Resource Capital Corp.	1,486,449
203,586	Starwood Property Trust, Inc.	5,219,945
397,593	Two Harbors Investment Corp.	4,938,105
71,270	Winthrop Realty Trust	851,676

Total Real Estate Investment Trusts (Cost: $93,630,791)		95,947,173

MONEY MARKET FUND: 0.0% (Cost: $1,954)
1,954	Dreyfus Government Cash Management Fund	1,954

Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $93,632,745)		95,949,127

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.7% (Cost: $7,429,156)
7,429,156	Bank of New York Overnight Government Fund	7,429,156

Total Investments: 107.9% (Cost: $101,061,901)		103,378,283
Liabilities in excess of other assets: (7.9)%		(7,580,680)

NET ASSETS: 100.0%		$95,797,603

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,220,551.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Financial	100.0%	$95,947,173
Money Market Fund	0.0	1,954

	100.0%	$95,949,127

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Real Estate Investment Trusts*	$95,947,173	$—	$—	$95,947,173
Money Market Funds	7,431,110	—	—	7,431,110

Total	$103,378,283	$—	$—	$103,378,283

*          See Schedule of Investments for security type and geographic sector breakouts.

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Principal Amount		Value

PREFERRED SECURITIES: 102.1%
Basic Materials: 7.3%
$53,912	AngloGold Ashanti Holdings Finance Plc 6.00%, 09/15/13	$1,828,156
307,067	ArcelorMittal 6.00%, 01/15/16	7,968,389

		9,796,545

Communications: 8.5%
39,285	Comcast Corp. 5.00%, 12/15/17 (c)	991,946
	Qwest Corp.
71,738	7.00%, 04/01/17 (c)	1,908,948
54,657	7.00%, 07/01/17 (c)	1,459,888
90,355	7.38%, 06/01/16 (c)	2,445,910
78,571	7.50%, 09/15/16 (c)	2,137,131
40,993	Telephone & Data Systems, Inc. 7.00%, 03/15/16 (c)	1,105,581
46,732	United States Cellular Corp.
	6.95%, 05/15/16 (c)	1,246,810

		11,296,214

Consumer, Cyclical: 13.9%
87,213	Ford Motor Co. 7.50%, 06/10/43 (c)	2,203,873
341,609	General Motors Co. 4.75%, 12/01/13 †	14,798,502
34,161	The Goodyear Tire & Rubber Co. 5.88%, 04/01/14 †	1,598,393

		18,600,768

Consumer, Non-cyclical: 0.4%
37,025	National Healthcare Corp. 0.80%, 11/01/15 (c)	559,078

Energy: 4.3%
86,426	Apache Corp. 6.00%, 08/01/13 (c)	4,090,543
62,857	Nexen, Inc. 7.35%, 03/25/13 (c)	1,590,282

		5,680,825

Real Estate Investment Trusts: 30.3%
	Annaly Capital Management, Inc. (REIT)
62,857	7.50%, 09/12/17 (c)	1,574,568
40,993	7.63%, 05/16/17 (c)	1,035,073
56,341	Capstead Mortgage Corp. 1.26%, 03/25/13 (c)	849,059
62,003	CBL & Associates Properties, Inc. 7.38%, 03/25/13 (c)	1,563,716
34,433	Colony Financial, Inc. (REIT) 8.50%, 03/20/17 (c)	907,310
	CommonWealth (REIT)
51,857	6.50%, 12/31/49 ^	1,212,417
37,578	7.25%, 05/15/16 (c) †	982,289
39,285	Digital Realty Trust, Inc. (REIT) 7.00%, 09/15/16 (c)	1,052,052
43,999	FelCor Lodging Trust, Inc. 1.95%, 12/31/49 ^	1,071,376
39,285	Hatteras Financial Corp. 7.63%, 08/27/17 (c)	984,089
	Health Care REIT, Inc.
39,285	6.50%, 03/07/17 (c)	1,033,195
49,107	6.50%, 12/31/49 ^	2,865,393
39,627	Hospitality Properties Trust 7.13%, 01/15/17 (c)	1,060,022
54,657	Kimco Realty Corp. 6.00%, 03/20/17 (c)	1,417,256
39,285	National Retail Properties, Inc. 6.63%, 02/23/17 (c)	1,026,517
47,732	NorthStar Realty Finance Corp. (REIT) 8.25%, 03/25/13 (c)	1,188,527
47,825	PS Business Parks, Inc. (REIT) 6.00%, 05/14/17 (c)	1,219,059
	Public Storage
68,237	5.20%, 01/16/18 (c)	1,716,161
67,640	5.38%, 09/20/17 (c)	1,717,380
39,285	5.63%, 06/15/17 (c)	1,009,625
63,197	5.75%, 03/13/17 (c)	1,626,059
62,857	5.90%, 01/12/17 (c)	1,649,996
66,614	6.35%, 04/14/16 (c)	1,785,255
51,242	6.50%, 04/14/16 (c)	1,394,295
55,853	Realty Income Corp 6.63%, 02/16/17 (c)	1,491,275
34,161	Regency Centers Corp. 6.63%, 02/16/17 (c)	898,093
47,825	Senior Housing Properties Trust 5.63%, 08/01/17 (c)	1,175,538
62,857	Vornado Realty LP (REIT) 7.88%, 10/01/14 (c) †	1,713,482
	Vornado Realty Trust (REIT)
40,993	5.70%, 07/18/17 (c)	1,041,632
36,894	6.63%, 03/25/13 (c)	930,836
47,825	Weingarten Realty Investors 6.50%, 03/25/13 (c)	1,208,059

		40,399,604

Government: 1.6%
	Tennessee Valley Authority
45,134	4.06%, 06/01/13 (p)	1,205,529
37,388	4.15%, 05/01/13 (p)	984,052

		2,189,581

Industrial: 6.2%
47,825	Seaspan Corp. 9.50%, 01/30/16 (c)	1,304,188
102,482	Stanley Black & Decker, Inc. 5.75%, 07/25/17 (c)	2,655,309
75,153	United Technologies Corp. 7.50%, 08/01/15 (c)	4,279,212

		8,238,709

Insurance: 5.5%
54,657	Axis Capital Holdings Ltd. 6.88%, 04/15/17 (c)	1,492,136
43,726	Everest Re Capital Trust II 6.20%, 03/25/13 (c)	1,109,766
	PartnerRe Ltd.
39,627	6.75%, 03/18/13 (c)	1,010,489
51,070	7.25%, 06/01/16 (c)	1,409,532
54,657	Reinsurance Group of America, Inc. 6.20%, 09/15/22 (c)	1,474,099
34,161	RenaissanceRe Holdings Ltd. 6.08%, 03/25/13 (c)	862,907

		7,358,929

Utilities: 24.1%
35,356	AES Trust III 6.75%, 03/25/13 (c)	1,773,103
34,161	BGE Capital Trust II 6.20%, 03/25/13 (c)	873,155
61,489	Constellation Energy Group, Inc. 8.63%, 06/15/13 (c)	1,587,031
93,600	Dominion Resources, Inc., (Virginia) 8.38%, 06/15/14 (c)	2,540,304
38,260	DTE Energy Co. 6.50%, 12/01/16 (c)	1,036,463
68,237	Duke Energy Corp. 5.13%, 01/15/18 (c)	1,702,513
44,136	FPC Capital I 7.10%, 05/15/39 (c) †	1,119,289
40,993	FPL Group Capital Trust I 5.88%, 03/25/13 (c)	1,051,470
	NextEra Energy Capital Holdings, Inc.
61,413	5.00%, 01/15/18 (c)	1,510,760
68,321	5.13%, 11/15/17 (c)	1,711,441
47,825	5.63%, 06/15/17 (c)	1,243,450
54,657	5.70%, 03/01/17 (c)	1,450,050
44,410	5.89%, 09/01/15 (c)	2,281,786
51,242	8.75%, 03/01/14 (c)	1,388,658
	PPL Corp.
66,784	8.75%, 05/01/14 (c)	3,652,417
78,571	9.50%, 07/01/13 (c)	4,247,548
64,906	SCE Trust I 5.63%, 06/15/17 (c)	1,677,820
54,657	Xcel Energy, Inc. 7.60%, 03/25/13 (c)	1,388,288

		32,235,546

Total Preferred Securities (Cost: $136,350,949)		136,355,799

Number of Shares		Value

MONEY MARKET FUND: 0.0% (Cost: $198)
198	Dreyfus Government Cash Management Fund	198

Total Investments Before Collateral for Securities Loaned: 102.1% (Cost: $136,351,147)		136,355,997

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.2% (Cost: $5,664,811)
5,664,811	Bank of New York Overnight Government Fund	5,664,811

Total Investments: 106.3% (Cost: $142,015,958)		142,020,808
Liabilities in excess of other assets: (6.3)%		(8,434,818)

NET ASSETS: 100.0%		$133,585,990

REIT	Real Estate Investment Trust

†	Security fully or partially on loan. Total market value of securities on loan is $5,548,043.
^	Security is convertible through date shown.
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer.
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor.

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Preferred Securities*	$136,355,799	$—	$—	$136,355,799
Money Market Funds	5,665,009	—	—	5,665,009

Total	$142,020,808	$—	$—	$142,020,808

*	See Schedule of Investments for security type and industry sector breakouts.

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2013 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 80.6%
British Virgin Islands: 6.1%
CNY	1,000,000	Right Century Ltd. 1.85%, 06/03/14	$158,080
	1,000,000	Sinochem Offshore Capital Co. Ltd. 1.80%, 01/18/14	159,369

			317,449

Cayman Islands: 3.1%
	1,000,000	MTR Corporation Cayman Islands Ltd. 0.63%, 06/17/13	159,428

China / Hong Kong: 37.6%
	1,000,000	Agricultural Development Bank of China 2.98%, 06/22/14 Reg S	161,379
	1,000,000	Bank of China Ltd 2.90%, 09/30/13	161,049
	1,500,000	Bank of Communications Co. Ltd. 1.00%, 03/04/13	241,135
	1,670,000	China Development Bank Corp. 2.70%, 11/11/13	269,466
	1,750,000	China Power International Development Ltd. 3.20%, 12/23/15	274,311
	500,000	China Resources Power Holdings Co. Ltd. 2.90%, 11/12/13	80,491
	1,000,000	Export-Import Bank of China/The 2.70%, 04/07/14	161,188
	1,000,000	Hai Chao Trading Co. Ltd. 2.00%, 08/04/14 Reg S	156,278
	3,000,000	HKCG Finance Ltd. 1.40%, 04/11/16	460,455

			1,965,752

Germany: 9.2%
	3,000,000	BSH Bosch und Siemens Hausgeraete GmbH 2.38%, 09/29/14 Reg S	481,456

Japan: 1.5%
	500,000	Mitsubishi UFJ Lease & Finance Co. Ltd. 1.65%, 04/08/13	80,307

Luxembourg: 3.1%
	1,000,000	VTB Bank OJSC Via VTB Capital S.A. 2.95%, 12/23/13 Reg S	160,782

Malaysia: 3.1%
	1,000,000	Axiata SPV2 Bhd 3.75%, 09/18/14 Reg S	162,826

Netherlands: 6.1%
	2,000,000	Volkswagen International Finance NV 2.15%, 05/23/16	317,913

Singapore: 3.1%
	1,000,000	Global Logistic Properties Ltd. 3.38%, 05/11/16 Reg S	161,308

United Kingdom: 3.1%
	1,000,000	HSBC Bank PLC 2.88%, 04/30/15	162,976

United States: 4.6%
	1,000,000	Caterpillar Financial Services Corp. 1.35%, 07/12/13 Reg S	160,185
	500,000	McDonald’s Corp. 3.00%, 09/16/13	80,793

			240,978

Total Corporate Bonds (Cost: $4,093,486)			4,211,175

GOVERNMENT OBLIGATIONS: 12.3%
China / Hong Kong: 12.3%
		China Government Bond
	1,000,000	1.80%, 12/01/15	159,661
	500,000	2.48%, 12/01/20	78,930
	2,500,000	2.56%, 06/29/17 Reg S	403,754

Total Government Obligations (Cost: $635,332)			642,345

Number of Shares

MONEY MARKET FUND: 0.1% (Cost: $4,965)
	4,965	Dreyfus Government Cash Management Fund	4,965

Total Investments: 93.0% (Cost: $4,733,783)			4,858,485
Other assets less liabilities: 7.0%			367,687

NET ASSETS: 100.0%			$5,226,172

CNY	Chinese Yuan
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Appliances	9.9%	$481,456
Auto - Cars / Light Trucks	6.5	317,913
Chemicals - Diversified	3.3	159,369
Commercial Banking Institution	14.9	725,942
Electric - Generation	7.3	354,802
Finance - Commercial	3.3	160,185
Finance - Leasing Company	1.7	80,307
Food - Miscellaneous / Diversified	3.3	158,080
Gas-Distribution	9.5	460,455
Government	13.2	642,345
Investment Companies	3.3	159,428
Real Estate Operation / Development	3.3	161,308
Retail - Restaurants	1.7	80,793
Rubber - Tires	3.2	156,278
Special Purpose Banks	12.2	592,033
Telecommunication Equipment	3.3	162,826
Money Market Fund	0.1	4,965

	100.0%	$4,858,485

The summary of inputs used to value the Fund’s investments as of January 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$4,211,175	$—	$4,211,175
Government Obligations*	—	642,345	—	642,345
Money Market Fund	4,965	—	—	4,965

Total	$4,965	$4,853,520	$—	$4,858,485

*	See Schedule of Investments for security type and geographic sector breakouts.

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2013 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of January 31, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets High Yield	$35,180,044	$1,469,730	$(106,082)	$1,363,648
Emerging Markets Local Currency	1,292,698,904	53,191,733	(19,635,164)	33,556,569
Fallen Angel	9,939,899	829,762	(94,298)	735,464
International High Yield	221,056,268	10,094,679	(600,196)	9,494,483
Investment Grade	10,160,301	56,370	(4,719)	51,651
LatAm	26,108,550	614,538	(433,006)	181,532
Mortgage REIT	101,061,901	6,298,244	(3,981,862)	2,316,382
Preferred Securities	142,015,958	1,541,980	(1,537,130)	4,850
Renminbi	4,733,783	124,702	—	124,702

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: March 27, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 27, 2013